Accounts Receivable Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Accounts Receivable [Line Items]
Provision for doubtful accounts	$ 0.1	$ 0.4